GENERAL INFORMATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Itau Chile Corredora de Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[1]	Itau Chile Corredora de Seguros Ltda.		Itau Chile Corredora de Seguros Ltda.
Country	[1]	Chile		Chile
Functional Currency	[1]	Ch$		Ch$
Direct Interest Owned	[1]	99.90%		99.90%
Total Interest Owned	[1]	99.90%		99.90%
Itau Chile Administradora General de Fondos S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries		Itau Chile Administradora General de Fondos S.A.		Itau Chile Administradora General de Fondos S.A.	[1],[2]
Country		Chile		Chile	[1],[2]
Functional Currency		Ch$		Ch$	[1],[2]
Direct Interest Owned		99.988%		99.99%	[1],[2]
Indirect Interest Owned		0.001%
Total Interest Owned		99.989%		99.99%	[1],[2]
Itau BBA Corredor de Bolsa Ltda. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[1],[3]			Itau BBA Corredor de Bolsa Ltda.
Country	[1],[3]			Chile
Functional Currency	[1],[3]			Ch$
Direct Interest Owned	[1],[3]			99.98%
Total Interest Owned	[1],[3]			99.98%
CorpBanca Corredores de Bolsa S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[1]	CorpBanca Corredores de Bolsa S.A.	[2]	CorpBanca Corredores de Bolsa S.A.	[3]
Country	[1]	Chile	[2]	Chile	[3]
Functional Currency	[1]	Ch$	[2]	Ch$	[3]
Direct Interest Owned	[1]	99.99%	[2]	99.99%	[3]
Indirect Interest Owned	[1]	0.01%	[2]	0.01%	[3]
Total Interest Owned	[1]	100.00%	[2]	100.00%	[3]
CorpBanca Administradora General de Fondos S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[1],[2]			CorpBanca Administradora General de Fondos S.A.
Country	[1],[2]			Chile
Functional Currency	[1],[2]			Ch$
Direct Interest Owned	[1],[2]			99.996%
Indirect Interest Owned	[1],[2]			0.004%
Total Interest Owned	[1],[2]			100.00%
CorpBanca Corredores de Seguros S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[1]	CorpBanca Corredores de Seguros S.A.		CorpBanca Corredores de Seguros S.A.
Country	[1]	Chile		Chile
Functional Currency	[1]	Ch$		Ch$
Direct Interest Owned	[1]	99.99%		99.99%
Indirect Interest Owned	[1]	0.01%		0.01%
Total Interest Owned	[1]	100.00%		100.00%
Itau Asesorias Financieras S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[4]	Itau Asesorias Financieras S.A.		Itau Asesorias Financieras S.A.
Country	[4]	Chile		Chile
Functional Currency	[4]	Ch$		Ch$
Direct Interest Owned	[4]	99.99%		99.99%
Indirect Interest Owned	[4]	0.01%		0.01%
Total Interest Owned	[4]	100.00%		100.00%
CorpLegal S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[4]	CorpLegal S.A.		CorpLegal S.A.
Country	[4]	Chile		Chile
Functional Currency	[4]	Ch$		Ch$
Direct Interest Owned	[4]	99.99%		99.99%
Indirect Interest Owned	[4]	0.01%		0.01%
Total Interest Owned	[4]	100.00%		100.00%
Recaudaciones y Cobranzas S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[4],[5]	Recaudaciones y Cobranzas S.A.		Recaudaciones y Cobranzas S.A.
Country	[4],[5]	Chile		Chile
Functional Currency	[4],[5]	Ch$		Ch$
Direct Interest Owned	[4],[5]	99.99%		99.99%
Indirect Interest Owned	[4],[5]	0.01%		0.01%
Total Interest Owned	[4],[5]	100.00%		100.00%
Itau Corpbanca New York Branch [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[4],[6]	Itau Corpbanca New York Branch		Itau Corpbanca New York Branch
Country	[4],[6]	U.S.		U.S.
Functional Currency	[4],[6]	US$		US$
Direct Interest Owned	[4],[6]	100.00%		100.00%
Total Interest Owned	[4],[6]	100.00%		100.00%
Corpbanca Securities Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[4],[7]			Corpbanca Securities Inc
Country	[4],[7]			U.S.
Functional Currency	[4],[7]			US$
Direct Interest Owned	[4],[7]			100.00%
Total Interest Owned	[4],[7]			100.00%
Banco CorpBanca Colombia S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[8]	Banco CorpBanca Colombia S.A.		Banco CorpBanca Colombia S.A.
Country	[8]	Colombia		Colombia
Functional Currency	[8]	COP$		COP$
Direct Interest Owned	[8]	66.279%		66.279%
Total Interest Owned	[8]	66.279%		66.279%
Helm Corredor de Seguros S.A [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[8]	Helm Corredor de Seguros S.A		Helm Corredor de Seguros S.A
Country	[8]	Colombia		Colombia
Functional Currency	[8]	COP$		COP$
Direct Interest Owned	[8]	80.00%		80.00%
Total Interest Owned	[8]	80.00%		80.00%
Itau Securities Services Colombia S.A. Sociedad Fiduciaria [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[8]	CorpBanca Investment Trust Colombia S.A.		CorpBanca Investment Trust Colombia S.A.
Country	[8]	Colombia		Colombia
Functional Currency	[8]	COP$		COP$
Direct Interest Owned	[8]	5.499%		5.499%
Indirect Interest Owned	[8]	62.634%		62.634%
Total Interest Owned	[8]	68.133%		68.133%
Itau Comisionista de Bolsa Colombia S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[8]	Helm Comisionista de Bolsa S.A. (Ex CIVAL)		Helm Comisionista de Bolsa S.A. (Ex CIVAL)
Country	[8]	Colombia		Colombia
Functional Currency	[8]	COP$		COP$
Direct Interest Owned	[8]	2.219%		2.219%
Indirect Interest Owned	[8]	64.807%		64.807%
Total Interest Owned	[8]	67.026%		67.026%
Itau Asset Managment Colombia S.A. Sociedad Fiduciaria [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[8]	Helm Fiduciaria S.A		Helm Fiduciaria S.A
Country	[8]	Colombia		Colombia
Functional Currency	[8]	COP$		COP$
Indirect Interest Owned	[8]	66.266%		66.266%
Total Interest Owned	[8]	66.266%		66.266%
Itau (Panama) S.A.. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[9]	Helm Bank (Panama) S.A.		Helm Bank (Panama) S.A.
Country	[9]	Panama		Panama
Functional Currency	[9]	US$		US$
Indirect Interest Owned	[9]	66.279%		66.279%
Total Interest Owned	[9]	66.279%		66.279%
Itau Casa de Valores S.A. [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	[10]	Helm Casa de Valores (Panama) S.A.		Helm Casa de Valores (Panama) S.A.
Country	[10]	Panama		Panama
Functional Currency	[10]	US$		US$
Indirect Interest Owned	[10]	66.279%		66.279%
Total Interest Owned	[10]	66.279%		66.279%

[1]	Companies regulated by the Superintendency of Securities and Insurance (SVS) of Chile. On January 15, 2018, this regulator replaced its name with the Financial Market Commission (CMF) of Chile.
[2]	On December 29, 2017, the merger of Corpbanca Administradora General de Fondos S.A. and Itau Chile Administradora General de Fondos, took place, by which the latter absorbed the former. The new resulting company is the legal successor of Itau Chile Administradora General de Fondos S.A., and its new corporate name is Itau Administradora General de Fondos S.A.
[3]	On January 1, 2017, the merger of Corpbanca Corredores de Bolsa S.A. and Itau BBA Corredor de Bolsa Ltda. took place, by which the latter absorbed the former. The new resulting company is the legal successor of Corpbanca Corredores de Bolsa S.A., and its new corporate name is Itau Corpbanca Corredores de Bolsa S.A.
[4]	Companies regulated by the Superintendency of Banks and Financial Institutions (SBIF) of Chile.
[5]	On September 29, 2017, the corporate name was changed from Recaudaciones y Cobranzas S.A. to Itau Corpbanca Recaudaciones y Cobranzas S.A.
[6]	Company regulated by Office of the Comptroller of the Currency (OCC) y Federal Reserve (FED).
[7]	On December 18, 2017, the dissolution of this entity located in New York was authorized.
[8]	Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the SBIF.
[9]	Company regulated by the Superintendency of Banks of Panama.
[10]	Company regulated by the Superintendency of the Securities Market of Panama.